Operating Segments (Schedule of Segment Assets Consist of Current Assets, Fixed Assets) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenues	€ 18,117	€ 13,636	€ 11,632	[1]
Operating expenses	(6,342)	(2,549)	(2,082)	[1]
Depreciation expenses	(5,500)	(4,518)	(4,411)	[1]
Gross profit	5,959	6,569	5,139	[1]
Project development costs	(2,878)	(2,739)	(2,201)	[1]
General and administrative expenses	(3,600)	(2,420)	(2,032)
Share of profits (loss) of equity accounted investee	2,545	1,531	1,375	[1]
Other income, net	884	18	90	[1]
Operating Profit	2,910	2,959	2,371	[1]
Financing income	2,936	1,333	263	[1]
Financing income (expenses) in connection with derivatives, net	494	(3,156)	636	[1]
Financing expenses, net	(5,521)	(7,405)	(3,333)	[1]
Profit (Loss) before taxes on Income	819	(6,269)	(63)	[1]
Segment assets	211,160	198,088	148,464	[1]
Italy [Member]
Disclosure of geographical areas [line items]
Revenues	9,560	10,143	8,919
Operating expenses	(1,579)	(1,660)	(1,518)
Depreciation expenses	(3,569)	(3,567)	(3,566)
Gross profit	4,412	4,916	3,835
Segment assets	54,539	59,441	62,099
Spain [Member]
Disclosure of geographical areas [line items]
Revenues	3,033	3,007	2,713
Operating expenses	(574)	(677)	(564)
Depreciation expenses	(828)	(828)	(828)
Gross profit	1,631	1,502	1,321
Segment assets	16,799	16,779	17,321
Israel [Member]
Disclosure of geographical areas [line items]
Revenues	4,011	1,378
Operating expenses	(507)	(117)
Depreciation expenses	(2,042)	(447)
Gross profit	1,462	814
Segment assets	34,258	37,903
Talasol [Member]
Disclosure of geographical areas [line items]
Revenues
Operating expenses
Depreciation expenses
Gross profit
Segment assets	15,169
Bio Gas [Member]
Disclosure of geographical areas [line items]
Revenues	4,483	303
Operating expenses	(3,682)	(95)
Depreciation expenses	(1,081)	(111)
Gross profit	(280)	97
Segment assets	18,879	16,882	8,360
Dorad [Member]
Disclosure of geographical areas [line items]
Revenues	58,063	58,234	50,730
Operating expenses	(44,600)	(45,027)	(39,628)
Depreciation expenses	(4,811)	(4,817)	(4,612)
Gross profit	8,652	8,390	6,490
Segment assets	105,246	114,282	117,047
Manara [Member]
Disclosure of geographical areas [line items]
Revenues
Operating expenses
Depreciation expenses
Gross profit
Segment assets	2,318	2,386	380
Total reportable segments [Member]
Disclosure of geographical areas [line items]
Revenues	79,150	73,065	62,362
Operating expenses	(50,942)	(47,575)	(41,710)
Depreciation expenses	(12,331)	(9,770)	(9,006)
Gross profit	15,877	15,719	11,646
Segment assets	247,208	247,673	205,207
Reconciliations [Member]
Disclosure of geographical areas [line items]
Revenues	(61,033)	(59,429)	(50,730)
Operating expenses	44,600	45,027	39,628
Depreciation expenses	6,515	5,252	4,595
Gross profit	(9,918)	(9,150)	(6,507)
Project development costs	(2,878)	(2,739)	(2,201)
General and administrative expenses	(3,600)	(2,420)	(2,032)
Share of profits (loss) of equity accounted investee	2,545	1,531	1,375
Other income, net	884	18	90
Financing income	2,936	1,333	263
Financing income (expenses) in connection with derivatives, net	494	(3,156)	636
Financing expenses, net	(5,521)	(7,405)	(3,333)
Segment assets	€ (36,048)	€ (49,586)	€ (56,743)

[1]	Please refer to Note 2C for functional and presentation currency.